Common Stock Note: Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Details
Warrants outstanding	7,187,001	7,459,666	790,000
Warrants Granted		267,335	6,919,666
Warrants Exercised		(500,000)	(250,000)
Warrants Expired		(40,000)